Note 2 - Basis of Preparation - Effect of Transition of BCRA GAAP to IFRS-IASB in Profit or Loss (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Effect of Transition of BCRA GAAP to IFRS-IASB Abstract
Profit or Loss in Accordance with BCRA GAAP		$ 3,878,265,000
Adjustments Due to Implementation of IFRS-IASB in Profit or Loss Abstract
Depreciation of Property Adjusted in Profit or Loss		(71,084,000)
Effective Interest Rate of Loans Adjusted in Profit or Loss		242,803,000
Financing Facilities Granted at a Below Market Interest Rate Adjusted in Profit or Loss		(213,540,000)
Fair Value of Government and Private Securities Adjusted in Profit or Loss		131,614,000
Loan Impairment Methodology Differences Adjusted in Profit or Loss		(271,801,000)
Fair Value of Derivatives Adjusted in Profit or Loss		(3,215,000)
Equity Method of Investments in Associates and Joint Ventures Adjusted in Profit or Loss		(37,928,000)
Assets and Liabilities for Contracts With Customers Adjusted in Profit or Loss		6,825,000
Goodwill Adjusted in Profit or Loss		360,000
Deferred Income Tax Adjusted in Profit or Loss		554,741,000
Financial Guarantee Contracts Adjusted in Profit or Loss		(2,029,000)
Employee Benefits Adjusted in Profit or Loss		121,000
Uncertain Tax Positions Adjusted in Profit or Loss		1,185,800,000
Others Adjusted in Profit or Loss		125,000
Non-controlling Interests Adjusted in Profit or Loss		30,389,000
Subtotal Adjusted in Profit or Loss in Accordance with IFRS-IASB		5,431,446,000
Profit or Loss Inflation Adjustment		(3,571,935,000)
PROFIT (LOSS) FOR THE FISCAL YEAR	$ (1,569,703,000)	$ 1,859,511,000